REVENUE - Performance Obligation (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01	Mar. 31, 2020
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of revenue recognized on remaining performance obligation	39.00%
Revenue over the remaining lives of the contracts	12 months
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of revenue recognized on remaining performance obligation	84.00%
Revenue over the remaining lives of the contracts	36 months